Related Party Disclosures - Summary of Outstanding Balances for Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Shigoo Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties /shareholders	¥ 306	¥ 663
Due to a related party/ a shareholder	7,177
Shanghai Xuanshi Culture Communication Co. Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties /shareholders		1,100
Shareholders of the company
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties /shareholders	100	¥ 100
Due to a related party/ a shareholder	¥ 325